UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Triple Frond Partners LLC

Address:   1000 Second Avenue, Suite 1200
           Seattle, WA  98104


Form 13F File Number: 28-13331


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Charles F. Pollnow IV
Title:  Manager of Triple Frond Partners LLC
Phone:  206-332-1215

Signature,  Place,  and  Date  of  Signing:

/s/ Charles F. Pollnow IV          Seattle, WA                        1/29/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 None
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      160,165
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
LAMAR ADVERTISING CO                CL A           512815101    8,350   268,578 SH       SOLE       1          268,578      0    0
LIFE TIME FITNESS INC               COM            53217R207   28,011 1,123,600 SH       SOLE       1        1,123,600      0    0
MCGRATH RENTCORP                    COM            580589109    1,055    47,181 SH       SOLE       1           47,181      0    0
MEDTRONIC INC                       COM            585055106   19,877   451,950 SH       SOLE       1          451,950      0    0
MILLICOM INTERNATIONAL CELLULAR S A SHS            L6388F110    3,415    46,297 SH       SOLE       1           46,297      0    0
PROGRESSIVE CORP OHIO               COM            743315103   28,784 1,600,000 SH       SOLE       1        1,600,000      0    0
WALGREEN CO                         COM            931422109   40,392 1,100,000 SH       SOLE       1        1,100,000      0    0
ZENITH NATL INS CORP                COM            989390109   30,281 1,017,500 SH       SOLE       1        1,017,500      0    0


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